Voya Multi-Manager Emerging Markets Equity Fund Expense Example, No Redemption - Class A C I P R and W Shares [Member] - Voya Multi-Manager Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 716
Expense Example, No Redemption, 3 Years	1,049
Expense Example, No Redemption, 5 Years	1,404
Expense Example, No Redemption, 10 Years	2,403
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	731
Expense Example, No Redemption, 5 Years	1,264
Expense Example, No Redemption, 10 Years	2,723
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	656
Expense Example, No Redemption, 10 Years	1,458
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,010
Expense Example, No Redemption, 10 Years	2,208
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	749
Expense Example, No Redemption, 10 Years	$ 1,664